Investments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Investments [Line Items]
Net unrealized gains related to changes in valuation of fixed income securities subsequent to impairment measurement date	$ 9,000	$ 849
Unrealized losses related to securities with unrealized loss position less than 20% of cost or amortized cost	26,100
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	33,700
Unrealized losses related to securities with unrealized loss position greater than or equal to 20% of cost or amortized cost	7,600
Limited partnership interests	330,303	281,115
Mortgage loans	614,380	614,184
Total impaired mortgage loans	0	0
Average balance impaired mortgage loans			$ 2,400
Interest income on collateral, net of fees	306	235	0
Debt securities	4,872,174	4,991,203
Other liabilities and accrued expenses
Schedule of Investments [Line Items]
Investment-related debt	2,400	4,700
EMA limited partnerships
Schedule of Investments [Line Items]
Limited partnership interests	257,800	216,600
Cost-method limited partnership interests
Schedule of Investments [Line Items]
Limited partnership interests	72,500	64,500
Fixed income securities
Schedule of Investments [Line Items]
Gross gains realized on sales of fixed income securities	14,500	53,200	65,700
Gross losses realized on sales of fixed income securities	21,700	9,300	636
Fixed income securities on loan	59,200	96,500
Debt securities	4,872,174	4,991,203
Fixed income securities | Non Income Producing Investments
Schedule of Investments [Line Items]
Debt securities	0
Equity securities
Schedule of Investments [Line Items]
Gross gains realized on sales of fixed income securities	14,500	53,200	65,700
Gross losses realized on sales of fixed income securities	21,700	9,300	$ 636
Unrealized losses related to securities with unrealized loss position less than 20% of cost or amortized cost	3,700
Unrealized losses related to securities with unrealized loss position greater than or equal to 20% of cost or amortized cost	4,100
Below investment grade fixed income securities
Schedule of Investments [Line Items]
Unrealized losses related to securities with unrealized loss position less than 20% of cost or amortized cost	2,700
Available for sale Securities, Unrealized Losses Having Loss of Less than Twenty Percent, Less than 12 Months	1,900
Unrealized losses related to securities with unrealized loss position greater than or equal to 20% of cost or amortized cost	3,500
Debt securities	269,200	$ 269,800
Fixed income securities and short-term investments
Schedule of Investments [Line Items]
Assets on deposit with regulatory authorities	2,300
Investment grade fixed income securities
Schedule of Investments [Line Items]
Unrealized losses related to securities with unrealized loss position less than 20% of cost or amortized cost	$ 19,700